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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/12

Check here if Amendment [_]; Amendment Number: ________________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Knight Capital Americas LLC
Address: 545 Washington Blvd
         Jersey City NJ 07310

Form 13F File Number: 28-13544

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Corrao
Title:   Chief Compliance Officer
Phone:   201-356-1705

Signature, Place, and Date of Signing:

    Michael Corrao             Jersey City N.J.                2/12/13
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-13543                   Knight Capital Group Inc
    [Repeat as necessary.]

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                                   FORM 13F

                                 SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 0

Form 13F Information Table Value Total: 0
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

    No.    Form 13F File Number         Name

           28-____________________      ____________________________________

    [Repeat as necessary.]

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                          FORM 13F INFORMATION TABLE

COLUMN 1  COLUMN 2 COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------  -------- -------- -------- ---------------- ---------- -------- ----------------
NAME OF   TITLE OF           VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
ISSUER     CLASS    CUSIP   [x$1000] PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------    -------- -------- -------- ------- --- ---- ---------- -------- ---- ------ ----